Leases - Additional Information (Details)	12 Months Ended
	Mar. 31, 2025 GBP (£)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 GBP (£)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 GBP (£)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Aug. 31, 2024 Room	Aug. 31, 2023 CNY (¥) Room	May 31, 2023 GBP (£) Room
Disclosure of detailed information about leases [line items]
Number of rooms leased | Room										8		5
Deposit on leases | £												£ 17,040
Lease expense	£ 101,489		$ 100,089	£ 27,521		$ 56,366	£ 0
Lease insurance, utilities and government fees | £	£ 70,794
incremental borrowing rate	15.00%
New Shanghai Lease
Disclosure of detailed information about leases [line items]
Number of rooms leased | Room											1
Lease expense		¥ 151,200	$ 21,000		¥ 151,200	$ 21,000		¥ 151,200	$ 21,000
Lease service costs | ¥											¥ 0
Bottom of Range
Disclosure of detailed information about leases [line items]
Lease term	1 year	1 year	1 year
Top of Range
Disclosure of detailed information about leases [line items]
Lease term	5 years	5 years	5 years